Income taxes and deferred income taxes - Components of deferred tax (Details) - CAD ($) $ in Thousands	May 31, 2019	May 31, 2018
Deferred tax assets
Non-capital loss carry forward	$ 20,133	$ 4,567
Capital loss carry forward		405
Share issuance and financing fees	9,689	5,443
Unrealized loss		916
Other	1,102	27
Deferred tax liabilities
Net book value in excess of undepreciated capital cost	(2,751)	(1,017)
Intangible assets in excess of tax costs	(101,271)	(64,120)
Unrealized gain	(6,534)	(1,097)
Biological assets and inventory in excess of tax costs	(8,001)	(4,377)
Net deferred tax assets (liabilities)	$ (87,633)	$ (59,253)